Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 458	$ 499
Accounts receivable (Note 8)	765	697
Due from related parties (Note 28)	453	399
Other current assets (Note 9)	276	301
Total current assets	1,952	1,896
Property, plant and equipment (Note 10)	24,970	23,748
Other long-term assets:
Regulatory assets (Note 12)	2,964	3,561
Deferred income tax assets (Note 6)	4	10
Intangible assets (Note 11)	605	567
Goodwill	373	373
Other assets (Note 13)	422	66
Total other long-term assets	4,368	4,577
Total assets	31,290	30,221
Current liabilities:
Short-term notes payable (Notes 16, 18)	1,374	1,045
Long-term debt payable within one year (Notes 16, 17, 18)	733	603
Accounts payable and other current liabilities (Note 14)	1,250	1,042
Due to related parties (Note 28)	251	255
Total current liabilities	3,608	2,945
Long-term liabilities:
Long-term debt (Notes 16, 17)	12,606	12,593
Regulatory liabilities (Note 12)	1,123	362
Deferred income tax liabilities (Note 6)	713	367
Other long-term liabilities (Note 15)	1,558	2,694
Total long-term liabilities	16,000	16,016
Total liabilities	19,608	18,961
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	20	20
Equity
Common shares (Note 23)	2,957	2,957
Retained earnings	8,634	8,229
Accumulated other comprehensive income (loss)	5	(14)
Hydro One shareholder’s equity	11,596	11,172
Noncontrolling interest (Note 27)	66	68
Total equity	11,662	11,240
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 31,290	$ 30,221